ASSET RETIREMENT OBLIGATIONS (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2021
Asset Retirement Obligation Disclosure [Abstract]
SCHEDULE OF DECOMMISSIONING OBLIGATIONS

Changes to the asset retirement obligations are as follows:

	March 31, 2022	September 30, 2021

Asset retirement obligations, beginning of the year	$552,594	$271,402
Obligations acquired	-	258,726
Obligations derecognized	-	(125,511)
Change in estimates	-	117,921
Accretion expense	16,476	19,907
Foreign exchange movement	-	10,149
	$569,070	$552,594

Changes to the asset retirement obligations are as follows:

	June 30, 2022	September 30, 2021

Decommissioning obligations, beginning of the year	$552,594	$271,402
Obligations acquired	-	258,726
Obligations derecognized	-	(125,511)
Change in estimates	-	117,921
Accretion expense	24,714	19,907
Foreign exchange movement	-	10,149
	$577,308	$552,594

Changes to the asset retirement obligations are as follows:

	2021	2020

Asset retirement obligations, beginning of the year	$271,402	$1,942,075
Obligations acquired	258,726	-
Obligations derecognized	(125,511)	(116,192)
Change in estimates	117,921	-
Accretion expense	19,907	49,700
Reclassification to liabilities held for sale	-	(1,591,097)
Foreign exchange movement	10,149	(13,084)
	$552,594	$271,402